Plant and equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Plant and equipment

5. Plant and equipment

	March 31, 2020			December 31, 2019
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$56,467	$16,911	39,556	$32,405
Computer and office equipment	854,247	559,450	294,797	312,824
Fixtures and fittings	142,417	72,399	70,018	57,598
Vehicles	96,071	28,475	67,596	72,526
Computer software	123,552	83,664	39,888	45,372
	$1,272,754	$760,899	511,855	$520,725

The aggregate depreciation charge to operations was $51,125 and $50,286 for the quarter ended March 31, 2020 and 2019, respectively. The depreciation policies followed by the Company are described in Note 2.

5.	Plant and equipment

	December 31, 2019			December 31, 2018
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$47,291	$(14,886)	$32,405	$8,038
Computer and office equipment	835,793	(522,969)	312,824	258,448
Fixtures and fittings	135,869	(78,271)	57,598	62,795
Vehicles	98,115	(25,589)	72,526	88,262
Computer software	125,831	(80,459)	45,372	58,504
	$1,242,899	$(722,174)	$520,725	$476,047

The aggregate depreciation charge to operations was $283,497 and $228,715 for the years ended December 31, 2019 and 2018, respectively. The depreciation policies followed by the Company are described in Note 2.